BORROWINGS	12 Months Ended
Mar. 31, 2026
Subordinated Borrowings [Abstract]
BORROWINGS

NOTE 15 — BORROWINGS

Short-Term Bank Loan

On January 8, 2025, the Company entered into loan agreements with Bank of China to borrow RMB 1.0 million ($137,781) as working capital for one year with maturity date on January 7, 2026. The loan bears a fixed interest rate of 3.27% per annum. The loan was repaid in full upon maturity.

On January 9, 2026 and January 12, 2026, the Company borrowed RMB 1.0 million ($144,848) and RMB 0.24 million ($34,763) as working capital from Bank of China for one year. Both the loans have maturity date on January 8, 2027. The loans bear a fixed interest rate of 3.07% per annum.

The Company incurred interest expense of $4,767, $906 and $nil for the years ended March 31, 2026, 2025 and 2024, respectively.

Long-Term Loan

On October 27, 2025, the Company entered into a loan agreement with a third party to borrow RMB 150,000 ($21,781) as working capital for three years with maturity date on October 27, 2028. The loan bears a fixed interest rate of 3.0% per annum. The Company incurred interest expense of $52, $nil and $nil for the years ended March 31, 2026, 2025 and 2024, respectively.